CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Product development USD ($)	Dec. 31, 2013 Product development CNY	Dec. 31, 2012 Product development CNY	Dec. 31, 2011 Product development CNY	Dec. 31, 2013 Sales and marketing USD ($)	Dec. 31, 2013 Sales and marketing CNY	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2011 Sales and marketing CNY	Dec. 31, 2013 General and administrative USD ($)	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY
Revenues:
Hotel reservation	$ 365,754,974	2,214,170,887	1,702,500,571	1,486,898,858
Ticketing Services	357,101,320	2,161,784,259	1,690,285,903	1,437,118,164
Packaged-tour	154,564,106	935,684,729	689,660,631	534,640,183
Corporate travel	44,103,364	266,988,534	199,756,068	161,610,123
Others	22,860,177	138,388,653	126,989,085	106,036,864
Total revenues	944,383,941	5,717,017,062	4,409,192,258	3,726,304,192
Less: business tax and related surcharges	(54,556,968)	(330,271,520)	(250,401,009)	(228,219,564)
Net revenues	889,826,973	5,386,745,542	4,158,791,249	3,498,084,628
Cost of revenues	(229,077,600)	(1,386,767,067)	(1,037,791,093)	(805,129,784)
Gross profit	660,749,373	3,999,978,475	3,121,000,156	2,692,954,844
Operating expenses:
Product development	(205,778,151)	(1,245,719,192)	(911,904,722)	(601,485,367)
Sales and marketing	(209,692,043)	(1,269,412,720)	(984,002,165)	(624,599,686)
General and administrative	(106,778,479)	(646,404,879)	(570,487,457)	(400,875,621)
Total operating expenses	(522,248,673)	(3,161,536,791)	(2,466,394,344)	(1,626,960,674)
Income from operations	138,500,700	838,441,684	654,605,812	1,065,994,170
Interest income	33,048,967	200,068,533	177,144,144	106,002,655
Interest expense	(9,422,957)	(57,043,756)	(11,344,180)
Other income (net)	26,945,897	163,122,374	130,287,943	117,623,725
Income before income tax expense, equity in income of affiliates and non-controlling interests	189,072,607	1,144,588,835	950,693,719	1,289,620,550
Income tax expense	(48,522,444)	(293,740,322)	(294,525,956)	(262,186,225)
Equity in income of affiliates	9,176,879	55,554,072	34,343,000	57,525,830
Net income	149,727,042	906,402,585	690,510,763	1,084,960,155
Net (income) / loss attributable to non-controlling interests	15,183,623	91,917,099	23,895,101	(8,545,258)
Net income attributable to Ctrip's shareholders	164,910,665	998,319,684	714,405,864	1,076,414,897
Net income	149,727,042	906,402,585	690,510,763	1,084,960,155
Other comprehensive income:
Foreign currency translation	(2,340,309)	(14,167,524)	21,039,744	(94,851,411)
Unrealized securities holding (losses) / gains , net of tax	73,604,700	445,580,779	92,647,858	(276,586,950)
Total comprehensive income	220,991,433	1,337,815,840	804,198,365	713,521,794
Comprehensive (income) / loss attributable to non-controlling interests	15,183,623	91,917,099	23,895,101	(8,545,258)
Comprehensive income attributable to Ctrip's shareholders	236,175,056	1,429,732,939	828,093,466	704,976,536
Weighted average ordinary shares outstanding
- Basic shares (in shares)	32,905,601	32,905,601	34,236,761	35,977,063
- Diluted shares (in shares)	38,069,841	38,069,841	36,090,785	38,030,974
Share-based compensation included in Operating expense above is as follows:
Share-based compensation					$ 22,906,354	138,668,196	132,583,177	98,955,335	$ 8,111,490	49,104,528	55,892,394	48,191,019	$ 41,322,952	250,156,753	243,245,751	195,645,003